- Additional Information (Detail) $ in Thousands		3 Months Ended														9 Months Ended	12 Months Ended
		Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($)		Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Jun. 30, 2015 USD ($)		Mar. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of business sectors | segment																	2
Revenue		$ 1,927,884		$ 2,137,877		$ 2,045,594		$ 2,017,242		$ 2,540,807		$ 2,478,837		$ 2,405,418		$ 2,515,855	$ 8,128,597	$ 9,940,917	$ 10,261,046
Asset impairment charges																		1,505,851
(Loss) income from operations																	223,210	(762,934)	703,483
Loss on net assets sold and intangible assets impairment		$ (148,148)	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ (345,371)	[2]	$ 0	[2]	$ 0	[2]	$ (707,380) [2]	148,148	1,052,751	0
Engineering & Construction
Segment Reporting Information [Line Items]
Revenue																	6,206,150	7,827,633	7,707,400
(Loss) income from operations	[3]																137,049	(892,671)	498,983
Engineering & Construction | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue																		$ 1,179,000	$ 1,081,000
Percentage of total revenue from one customer within CB&I Lummus																		12.00%	11.00%
Fabrication Services
Segment Reporting Information [Line Items]
Revenue																	1,922,447	$ 2,113,284	$ 2,553,646
(Loss) income from operations																	86,161	129,737	230,856
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue																	233,900	312,300	374,300
All Other | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue																	$ 1,136,000	$ 1,647,000	$ 1,956,000
Percentage of total revenue from one customer within CB&I Lummus																	14.00%	17.00%	19.00%
United States
Segment Reporting Information [Line Items]
Revenue																	$ 5,478,820	$ 6,045,430	$ 4,433,397
Percentage of company assets		75.00%								75.00%							75.00%	75.00%	75.00%
Chevron Lummus Global
Segment Reporting Information [Line Items]
Percentage of equity investment		50.00%															50.00%
Chicago Bridge And Iron | Net Power
Segment Reporting Information [Line Items]
Percentage of equity investment		33.30%															33.30%
Discontinued Operations, Held-for-sale | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue																	$ 297,692	$ 177,001	$ 121,657
Customer One | Engineering & Construction | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue																	$ 1,605,000
Percentage of total revenue from one customer within CB&I Lummus																	20.00%
Customer Two | Engineering & Construction | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue																	$ 1,099,000
Percentage of total revenue from one customer within CB&I Lummus																	14.00%

[1]	we recorded a non-cash pre-tax charge of approximately $148,100 (approximately $96,300 after-tax) resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.
[2]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).
[3]	As discussed further in Note 4, during 2015 we recorded a non-cash pre-tax charge of approximately $1,505,900 within our Engineering & Construction operating group related to the sale of our Nuclear Operations. In addition, during 2016 we recorded a non-cash pre-tax charge of approximately $148,100 resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.